Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Mario L. Giannini		Erik R. Hirsch		Juan Delgado-Moreira		Average SCT Total for non-PEO NEOs (3) ($)	Average CAP to non-PEO NEOs (3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (6) ($ millions)	Fee Related Earnings (7) ($ millions)
	SCT Total for PEO (1) ($)	CAP to PEO (2) ($)	SCT Total for PEO (1) ($)	CAP to PEO (2) ($)	SCT Total for PEO (1) ($)	CAP to PEO (2) ($)			Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return (5) ($)
2026	—	—	3,461,693	(29,600,152)	2,691,533	(30,021,282)	1,634,676	575,678	117.02	127.88	387.72	344.51
2025	—	—	80,221,476	81,497,762	79,026,911	79,992,877	2,295,888	2,884,501	178.55	132.05	313.77	276.47
2024	376,295	376,295	3,897,893	4,631,205	2,855,804	3,595,627	1,201,488	1,643,962	135.02	120.24	227.21	206.72
2023	658,386	658,386	—	—	—	—	3,088,962	3,099,481	86.93	93.61	187.19	168.87
2022	711,477	711,477	—	—	—	—	1,959,255	1,997,115	88.69	106.7	247.25	144.25

Company Selected Measure Name	Fee Related Earnings (“FRE”)
Named Executive Officers, Footnote	Mr. Giannini served as PEO in fiscal 2022, 2023 and a portion of fiscal 2024. In fiscal 2024 Messrs. Hirsch and Delgado-Moreira served as Co-PEOs after Mr. Giannini transitioned to his current role. Messrs. Hirsch and Delgado-Moreira served as Co-PEOs in fiscal 2025 and fiscal 2026.The non-PEO NEOs were the following individuals for each of the fiscal years shown: 2026 and 2025 – Mr. Armbrister, Ms. Kramer, Ms. Gavalis and Mr. Carl; 2024 – Mr. Armbrister, Mr. Varma, Ms. Kramer, Ms. Gavalis and Mr. Carl; 2023 – Mr. Varma, Mr. Hirsch, Mr. Delgado-Moreira and Ms. Gavalis; and 2022 – Mr. Varma, Mr. Hirsch, Mr. Delgado-Moreira, Ms. Gavalis and Kevin Lucey, collectively, our non-PEO NEOs for each covered year as reported in the “Total” column of the Summary Compensation Table in this and prior years’ proxy statements.
Peer Group Issuers, Footnote	Total shareholder return (“TSR”) as calculated based on a fixed investment of $100 in our Class A common stock measured from the market close on March 31, 2021 (the last trading day of fiscal 2021) through and including the end of the fiscal year for each year reported in the table, assuming the reinvestment of dividends.Total shareholder return as calculated based on a fixed investment of $100 in the Dow Jones U.S. Asset Managers Index, measured from the market close on March 31, 2021 (the last trading day of fiscal 2021) through and including the end of the fiscal year for each year reported in the table, assuming the reinvestment of dividends. This is the same industry index used in our “Stock Performance Graph” in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of our 2026 Form 10-K.
Adjustment To PEO Compensation, Footnote	To calculate CAP for fiscal 2026, the following amounts were deducted from and added to Summary Compensation Table total compensation for each of the fiscal years shown for each PEO as well as for our non-PEO NEOs in accordance with the requirements of Item 402(v)(2)(iii):

	2026
	Erik R. Hirsch	Juan Delgado-Moreira
	PEO ($)	PEO ($)	Avg. Non-PEO NEOs ($)
Summary Compensation Table Total	3,461,693	2,691,533	1,634,676
Deduct amounts reported in the Stock Awards column of Summary Compensation Table(w)	—	—	127,545
Add year-end fair value(x) of equity awards granted during the covered fiscal year that remain outstanding and unvested as of the end of the covered fiscal year	—	—	50,784
Add year-over-year change in fair value(x) of equity awards granted during prior fiscal years that remained outstanding and unvested as of the end of the covered fiscal year	(32,245,641)	(32,053,215)	(888,534)
Add change in fair value(x) from prior year-end to vesting date of equity awards granted during prior fiscal years that vested during the covered fiscal year	(816,204)	(659,600)	(93,703)
Deduct fair value of equity awards granted in prior fiscal years that failed to meet vesting conditions in the covered fiscal year	—	—	—
CAP Total(y)	(29,600,152)	(30,021,282)	575,678

(w) Reflects the grant date fair value of equity-based awards as discussed in the Summary Compensation Table and the Grants of Plan-Based Awards table.
(x) Reflects the measurement date fair value of equity-based awards, measured in accordance with ASC 718 and in accordance with the SEC’s methodology for determining CAP. The valuation methods and underlying assumptions are consistent with those disclosed in our financial statements as of the grant date for each award, including awards subject to performance conditions which are valued at the probable outcome of the award at each measurement date, and are further described in “Compensation and Benefits” in Note 2, “Summary of Significant Accounting Policies” and Note 10, “Equity Based Compensation” to our consolidated financial statements included in Item 8 of our 2026 Form 10-K. For Performance Awards, the grant date fair value reported is based upon the probable outcome of the performance conditions described in “—Compensation Discussion and Analysis—Determination of Compensation for Named Executive Officers—Compensation Elements—Equity Awards—2017 Equity Plan” and footnote 3 to the Outstanding Equity Awards table.

(y) All applicable adjustments are listed herein. Regarding those items referenced in Item 402(v) that are not reflected: (1) no equity awards were granted that vested within the same fiscal year; (2) dividend share accruals and vestings are not broken out separately as they are included in the fair value of the equity award to which they apply; (3) no equity awards were modified during fiscal 2026; and (4) the Company does not offer pension plans to its named executive officers.

Non-PEO NEO Average Total Compensation Amount	$ 1,634,676	$ 2,295,888	$ 1,201,488	$ 3,088,962	$ 1,959,255
Non-PEO NEO Average Compensation Actually Paid Amount	$ 575,678	2,884,501	1,643,962	3,099,481	1,997,115
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP for fiscal 2026, the following amounts were deducted from and added to Summary Compensation Table total compensation for each of the fiscal years shown for each PEO as well as for our non-PEO NEOs in accordance with the requirements of Item 402(v)(2)(iii):

	2026
	Erik R. Hirsch	Juan Delgado-Moreira
	PEO ($)	PEO ($)	Avg. Non-PEO NEOs ($)
Summary Compensation Table Total	3,461,693	2,691,533	1,634,676
Deduct amounts reported in the Stock Awards column of Summary Compensation Table(w)	—	—	127,545
Add year-end fair value(x) of equity awards granted during the covered fiscal year that remain outstanding and unvested as of the end of the covered fiscal year	—	—	50,784
Add year-over-year change in fair value(x) of equity awards granted during prior fiscal years that remained outstanding and unvested as of the end of the covered fiscal year	(32,245,641)	(32,053,215)	(888,534)
Add change in fair value(x) from prior year-end to vesting date of equity awards granted during prior fiscal years that vested during the covered fiscal year	(816,204)	(659,600)	(93,703)
Deduct fair value of equity awards granted in prior fiscal years that failed to meet vesting conditions in the covered fiscal year	—	—	—
CAP Total(y)	(29,600,152)	(30,021,282)	575,678

(w) Reflects the grant date fair value of equity-based awards as discussed in the Summary Compensation Table and the Grants of Plan-Based Awards table.
(x) Reflects the measurement date fair value of equity-based awards, measured in accordance with ASC 718 and in accordance with the SEC’s methodology for determining CAP. The valuation methods and underlying assumptions are consistent with those disclosed in our financial statements as of the grant date for each award, including awards subject to performance conditions which are valued at the probable outcome of the award at each measurement date, and are further described in “Compensation and Benefits” in Note 2, “Summary of Significant Accounting Policies” and Note 10, “Equity Based Compensation” to our consolidated financial statements included in Item 8 of our 2026 Form 10-K. For Performance Awards, the grant date fair value reported is based upon the probable outcome of the performance conditions described in “—Compensation Discussion and Analysis—Determination of Compensation for Named Executive Officers—Compensation Elements—Equity Awards—2017 Equity Plan” and footnote 3 to the Outstanding Equity Awards table.

(y) All applicable adjustments are listed herein. Regarding those items referenced in Item 402(v) that are not reflected: (1) no equity awards were granted that vested within the same fiscal year; (2) dividend share accruals and vestings are not broken out separately as they are included in the fair value of the equity award to which they apply; (3) no equity awards were modified during fiscal 2026; and (4) the Company does not offer pension plans to its named executive officers.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
•	Fee Related Earnings
•	Adjusted EBITDA
•	Fee Related Revenues

Total Shareholder Return Amount	$ 117.02	178.55	135.02	86.93	88.69
Peer Group Total Shareholder Return Amount	127.88	132.05	120.24	93.61	106.7
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 387,720,000	$ 313,770,000	$ 227,210,000	$ 187,190,000	$ 247,250,000
Company Selected Measure Amount	344,510,000	276,470,000	206,720,000	168,870,000	144,250,000
Additional 402(v) Disclosure	Net Income” as reported in our Annual Report on Form 10-K for the fiscal years ended March 31, 2022 through 2026.
Measure:: 1
Pay vs Performance Disclosure
Name	Fee Related Earnings
Non-GAAP Measure Description	or purposes of Item 402(v)(2)(iii) and as further described below in “Tabular List of Most Important Performance Measures”, we have identified Fee Related Earnings (“FRE”) as our Company-Selected Measure. FRE is described in “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations”—“Non-GAAP Financial Measures” of our 2026 Form 10-K. For an explanation of how we calculate FRE, please see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Fee Related Revenues
Mr. Hirsch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,461,693	$ 80,221,476	$ 3,897,893
PEO Actually Paid Compensation Amount	(29,600,152)	81,497,762	4,631,205
Mr. Delgado-Moreira [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,691,533	79,026,911	2,855,804
PEO Actually Paid Compensation Amount	(30,021,282)	$ 79,992,877	3,595,627
Mr. Giannini [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			376,295	$ 658,386	$ 711,477
PEO Actually Paid Compensation Amount			$ 376,295	$ 658,386	$ 711,477
PEO | Mr. Hirsch [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hirsch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hirsch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,245,641)
PEO | Mr. Hirsch [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(816,204)
PEO | Mr. Hirsch [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Delgado-Moreira [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Delgado-Moreira [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Delgado-Moreira [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,053,215)
PEO | Mr. Delgado-Moreira [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(659,600)
PEO | Mr. Delgado-Moreira [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(127,545)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,784
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(888,534)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(93,703)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0